Equity (Units Outstanding) (Details) - shares			12 Months Ended
	Jul. 01, 2016	Aug. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity [Line Items]
Aggregate percentage of general partner interest			2.00%
General partner units outstanding			7,371,105
Partners' Capital Account, Units, Converted			123,459	19,318	15,795
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Common units outstanding			357,193,288
Subordinated Units [Member]
Stockholders Equity [Line Items]
Equity Instruments Conversion Date		Aug. 17, 2015
MPC [Member] | Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Common units outstanding			86,619,313
Limited Partners Common Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Units, Converted	4,350,057		120,989	18,932	15,479
Limited Partners Common Units [Member] | Subordinated Units [Member]
Stockholders Equity [Line Items]
Partners' Capital Account, Units, Converted		36,951,515		36,951,515
Limited Partners Common Units [Member] | MPC [Member]
Stockholders Equity [Line Items]
Common units outstanding			86,000,000	57,000,000